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                    [Van Kampen Investments Inc. Letterhead]

                                                                         497(j)

                                                                 April 3, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re:  Van Kampen Tax-Exempt Trust
        Rule 497(j) Filing (File Nos. 2-96030 and 811-4746)

Ladies and Gentlemen:

        Van Kampen Tax-Exempt Trust (the "Registrant") filed via EDGAR on March 27, 2009, an electronically signed copy of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectus and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

        Should the staff have any questions regarding the foregoing, please contact me at (630) 684-6301 or Chuck Taylor at (312) 407-0863.


                                Very truly yours,

                                /s/ Elizabeth Nelson
                                ----------------------
                                Elizabeth Nelson
                                Assistant Secretary